Taxes Payable (Details) - Schedule of taxes payable - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Taxes Payable Abstract
Value-added tax, net	$ 890,620	$ 1,056,332
Company Income tax	1,645,556	1,950,976
Other taxes	116,678	83,321
Total	$ 2,652,854	$ 2,923,987